As filed with the Securities and Exchange Commission on December 31, 2025
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	45	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	48	[	X	]

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie E. Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and Address of Agent for Service)

Please send copies of all communications to:

Fabio Battaglia, III
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on January 13, 2026, pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 44 (the “Amendment”) was filed on behalf of GPS Funds II (the "Registrant") pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 6, 2025 to register RS Class Shares of the GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuidePath® Flexible Income Allocation Fund, GuidePath® Managed Futures Strategy Fund, GuidePath® Conservative Income Fund, GuidePath® Income Fund and GuidePath® Growth and Income Fund series of the Registrant (each a "Fund" and collectively, the "Funds") and pursuant to Rule 485(a)(2) would have become effective on January 5, 2026.

This Post-Effective Amendment No. 45 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 13, 2026, as the new date upon which the Amendment, with respect to the RS Class Shares of the Funds, shall become effective.

This Post-Effective Amendment No. 45 incorporates by reference the information contained in Parts A, B, and C of the Amendment with respect to only the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on December 31, 2025.

GPS FUNDS II

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen	President, Trustee and Chairman	December 31, 2025
Carrie E. Hansen

David M. Dunford*	Trustee	December 31, 2025
David M. Dunford

Paul S. Feinberg*	Trustee	December 31, 2025
Paul S. Feinberg

Dennis G. Schmal*	Trustee	December 31, 2025
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	December 31, 2025
Patrick R. Young

*By: /s/ Carrie E. Hansen
Carrie E. Hansen
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.